Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Net deferred income tax assets	27,697	30,466
Net deferred income tax liabilities	2,981	3,366

Summary of Components of Net Deferred Income Tax Assets and Liabilities

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Net deferred income tax assets:
Unamortized past service pension costs	5,252	5,098
Customer list and trademark	4,670	6,760
Pension and other employee benefits	4,296	3,620
Accumulated provision for expected credit losses/doubtful accounts	3,709	3,102
NOLCO	3,231	243
Fixed asset impairment/depreciation due to shortened life of property and equipment	1,870	5,597
Unearned revenues	1,776	1,778
Provision for other assets	1,595	2,523
Unrealized foreign exchange losses	1,092	746
Accumulated provision for inventory obsolescence and write-down	916	669
MCIT	905	607
Derivative financial instruments	(58)	(30)
Others	(1,557)	(247)
Total deferred income tax assets – net	27,697	30,466
Net deferred income tax liabilities:
Intangible assets and fair value adjustment on assets acquired – net of amortization	2,175	2,387
Unrealized foreign exchange gains	366	269
Investment property	277	207
Undepreciated capitalized interest charges	7	8
Unamortized fair value adjustment on fixed assets from business combination	—	338
Others	156	157
Total deferred income tax liabilities	2,981	3,366

Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities)

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Net deferred income tax assets – balance at beginning of the year	30,466	27,348
Net deferred income tax liabilities – balance at beginning of the year	(3,366)	(3,567)
Net balance at beginning of the year	27,100	23,781
Movement charged directly to other comprehensive income	591	507
Excess MCIT deducted against RCIT due	(370)	—
Adjustments due to adoption of IFRS 15	(1,166)	—
Benefit from (provision for) deferred income tax	(1,375)	2,738
Others	(64)	74
Net balance at end of the year	24,716	27,100
Net deferred income tax assets – balance at end of the year	27,697	30,466
Net deferred income tax liabilities – balance at end of the year	(2,981)	(3,366)

Summary of Analysis of Net Deferred Income Tax Assets

The analysis of our consolidated net deferred income tax assets as at December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	25,163	26,246
Deferred income tax assets to be recovered within 12 months	4,872	5,602
	30,035	31,848
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(1,992)	(1,206)
Deferred income tax liabilities to be settled within 12 months	(346)	(176)
	(2,338)	(1,382)
Net deferred income tax assets	27,697	30,466

Summary of Analysis of Net Deferred Income Tax Liabilities

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(2,743)	(3,026)
Deferred income tax liabilities to be settled within 12 months	(238)	(340)
Net deferred income tax liabilities	(2,981)	(3,366)

Summary of Provision for Income Tax	Provision for income tax for the years ended December 31, 2018, 2017 and 2016 consist of:
	2018	2017	2016
		(in million pesos)
Current	2,467	3,841	6,043
Deferred	1,375	(2,738)	(4,134)
	3,842	1,103	1,909

Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Provision for income tax at the applicable statutory tax rate	6,845	4,371	6,621
Tax effects of:
Nondeductible expenses	1,235	784	3,239
Equity share in net losses (earnings) of associates and joint ventures	26	(872)	(354)
Difference between Optional Standard Deduction, or OSD, and itemized deductions	(22)	(22)	(20)
Income subject to final tax	(297)	(2,545)	(2,879)
Income subject to lower tax rate	(750)	(520)	(168)
Income not subject to income tax	(1,827)	(301)	(35)
Net movement in unrecognized deferred income tax assets and other adjustments	(1,368)	208	(4,495)
Actual provision for income tax	3,842	1,103	1,909

Summary of Amount of Unrecognized Deferred Income Tax Assets

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
NOLCO	4,289	7,151
Accumulated provision for doubtful accounts	3,144	3,014
Provisions for other assets	1,881	3,735
Fixed asset impairment	1,148	43
Gain on disposal of asset	106	—
Unrealized foreign exchange losses	49	105
MCIT	27	111
Unearned revenues	25	1,314
Pension and other employee benefits	13	1,740
Accumulated write-down of inventories to net realizable values	11	303
Asset retirement obligation	—	621
Derivative financial instruments and others	—	139
	10,693	18,276
Unrecognized deferred income tax assets	3,227	5,561

Summary of Breakdown of Consolidated Excess MCIT and NOLCO

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2018 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
			(in million pesos)
December 31, 2016	December 31, 2019	108	1,133
December 31, 2017	December 31, 2020	113	2,203
December 31, 2018	December 31, 2021	711	11,724
		932	15,060
Consolidated tax benefits		932	4,518
Consolidated unrecognized deferred income tax assets		(27)	(1,287)
Consolidated recognized deferred income tax assets		905	3,231